Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Revenue	¥ 853,062	$ 134,567	¥ 717,289	¥ 509,711
Income (Loss) from operations	69,638	10,985	89,678	91,430
Add: share-based compensation expense	23,971	3,782	50,120	31,742
Add: amortization and impairment of intangible assets	11,647	1,837	12,427	13,388
Add: impairment of goodwill	25,141	$ 3,966	0	576
Add: Anti-monopoly Fine			18,228
China commerce
Revenue	592,705		501,683	351,977
International commerce
Revenue	61,078		48,851	33,917
Local consumer services
Revenue	43,491		35,442	29,660
Cainiao
Revenue	46,107		37,258	22,233
Cloud
Revenue	74,568		60,558	40,301
Digital media and entertainment
Revenue	32,272		31,186	29,094
Add: impairment of goodwill	25,141
Innovation initiatives and others
Revenue	2,841		2,311	2,529
Total segments
Revenue	853,062		717,289	509,711
Income (Loss) from operations	105,549		124,108	103,727
Add: share-based compensation expense	22,255		41,660	27,498
Add: amortization and impairment of intangible assets	11,406		12,203	13,230
Adjusted EBITA	139,210		177,971	144,455
Total segments | China commerce
Revenue	592,705		501,683	351,977
Income (Loss) from operations	172,219		197,135	174,561
Add: share-based compensation expense	7,078		14,505	9,409
Add: amortization and impairment of intangible assets	2,817		1,922	845
Adjusted EBITA	¥ 182,114		¥ 213,562	¥ 184,815
Adjusted EBITA margin	31.00%	31.00%	43.00%	53.00%
Total segments | International commerce
Revenue	¥ 61,078		¥ 48,851	¥ 33,917
Income (Loss) from operations	(10,655)		(9,361)	(7,615)
Add: share-based compensation expense	1,569		4,223	2,996
Add: amortization and impairment of intangible assets	95		206	279
Adjusted EBITA	¥ (8,991)		¥ (4,932)	¥ (4,340)
Adjusted EBITA margin	(15.00%)	(15.00%)	(10.00%)	(13.00%)
Total segments | Local consumer services
Revenue	¥ 43,491		¥ 35,442	¥ 29,660
Income (Loss) from operations	(30,485)		(29,100)	(26,289)
Add: share-based compensation expense	2,556		4,972	3,027
Add: amortization and impairment of intangible assets	6,154		7,852	8,245
Adjusted EBITA	¥ (21,775)		¥ (16,276)	¥ (15,017)
Adjusted EBITA margin	(50.00%)	(50.00%)	(46.00%)	(51.00%)
Total segments | Cainiao
Revenue	¥ 46,107		¥ 37,258	¥ 22,233
Income (Loss) from operations	(3,920)		(3,964)	(5,218)
Add: share-based compensation expense	1,396		1,956	961
Add: amortization and impairment of intangible assets	1,059		1,195	2,373
Adjusted EBITA	¥ (1,465)		¥ (813)	¥ (1,884)
Adjusted EBITA margin	(3.00%)	(3.00%)	(2.00%)	(8.00%)
Total segments | Cloud
Revenue	¥ 74,568		¥ 60,558	¥ 40,301
Income (Loss) from operations	(5,167)		(12,479)	(9,662)
Add: share-based compensation expense	6,297		10,205	6,231
Add: amortization and impairment of intangible assets	16		23	25
Adjusted EBITA	¥ 1,146		¥ (2,251)	¥ (3,406)
Adjusted EBITA margin	2.00%	2.00%	(4.00%)	(8.00%)
Total segments | Digital media and entertainment
Revenue	¥ 32,272		¥ 31,186	¥ 29,094
Income (Loss) from operations	(7,019)		(10,321)	(15,389)
Add: share-based compensation expense	1,520		3,281	2,566
Add: amortization and impairment of intangible assets	809		922	1,377
Adjusted EBITA	¥ (4,690)		¥ (6,118)	¥ (11,446)
Adjusted EBITA margin	(15.00%)	(15.00%)	(20.00%)	(39.00%)
Total segments | Innovation initiatives and others
Revenue	¥ 2,841		¥ 2,311	¥ 2,529
Income (Loss) from operations	(9,424)		(7,802)	(6,661)
Add: share-based compensation expense	1,839		2,518	2,308
Add: amortization and impairment of intangible assets	456		83	86
Adjusted EBITA	¥ (7,129)		¥ (5,201)	¥ (4,267)
Adjusted EBITA margin	(251.00%)	(251.00%)	(225.00%)	(169.00%)
Unallocated
Income (Loss) from operations	¥ (35,911)		¥ (34,430)	¥ (12,297)
Add: share-based compensation expense	1,716		8,460	4,244
Add: amortization and impairment of intangible assets	241		224	158
Add: impairment of goodwill	25,141			576
Add: Anti-monopoly Fine			18,228
Adjusted EBITA	¥ (8,813)		¥ (7,518)	¥ (7,319)